Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (in thousands) (6)	Return on Shareholders' Equity (5)
2025	4,993,779	8,133,254	2,045,217	2,819,432	$314.11	$189.32	35,283	13.3%
2024	4,661,904	3,029,010	1,871,925	1,554,094	$222.39	$163.12	37,111	12.3%
2023	4,891,381	7,584,765	1,595,453	2,268,815	$231.46	$154.37	63,332	20.8%
2022	4,587,518	6,311,917	1,311,075	1,662,554	$143.07	$126.27	54,395	21.0%
2021	4,760,218	4,371,177	1,278,358	1,206,905	$110.12	$143.94	35,729	16.9%

Company Selected Measure Name	Return on shareholders’ equity
Named Executive Officers, Footnote	(1)Robert Ruhlman was the PEO for all five years (2021-2025). The non-PEO NEOs are comprised of: 2025, 2024, and 2023 – Dennis F. McKenna, Andrew S. Klaus, J. Ryan Ruhlman,
and John M. Hofstetter; 2022 and 2021 - Andrew S. Klaus, Dennis F. McKenna, J. Ryan Ruhlman, and William H. Haag
III

Peer Group Issuers, Footnote	(4)These columns assume a $100 investment was made in our common shares and in the stock of our Peer Group
(defined herein) on the last day of our fiscal year before the earliest reported period and all dividends were reinvested. The “Peer Group” is made up of the companies in the Hemscott Industry Group 627 (Industrial Electrical
Equipment), which is the peer group used for the Performance Graph in our Annual Report on Form 10-K for the fiscal
	year ended December 31, 2025.
PEO Total Compensation Amount	$ 4,993,779	$ 4,661,904	$ 4,891,381	$ 4,587,518	$ 4,760,218
PEO Actually Paid Compensation Amount	$ 8,133,254	3,029,010	7,584,765	6,311,917	4,371,177
Adjustment To PEO Compensation, Footnote	(2)The dollar amounts shown in these columns reflect “compensation actually paid” calculated in accordance with
SEC rules. The charts below detail the additions and deductions to the CAP calculation. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable years.
PEO – Adjustments for CAP

PEO Summary Compensation Table to CAP Adjustments	2025	2024	2023	2022	2021
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(2,158,435)	(1,970,878)	(2,046,877)	(1,889,622)	(1,920,858)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End (1)	2,302,956	1,526,324	1,544,611	2,660,782	1,729,949
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year- End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End (1)	2,435,260	(1,001,174)	2,967,650	1,109,563	(238,088)
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year (1)	559,694	(187,166)	228,000	(156,324)	39,956
Total Adjustments	3,139,475	(1,632,894)	2,693,384	1,724,399	(389,041)
	The fair value of equity component of the CAP calculation was determined in accordance with Item 402(v) of Regulation S-K
Non-PEO NEO Average Total Compensation Amount	$ 2,045,217	1,871,925	1,595,453	1,311,075	1,278,358
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,819,432	1,554,094	2,268,815	1,662,554	1,206,905
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts shown in these columns reflect “compensation actually paid” calculated in accordance with
SEC rules. The charts below detail the additions and deductions to the CAP calculation. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable years.
Average Non-PEO NEOs – Adjustments for CAP

Non-PEO NEOs Summary Compensation Table to CAP Adjustments	2025	2024	2023	2022	2021
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(767,416)	(676,176)	(602,998)	(408,213)	(394,581)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End (1)	874,797	555,982	458,337	574,805	355,365
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year- End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End (1)	450,637	(158,297)	533,804	185,535	(33,695)
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year (1)	216,198	(39,340)	136,667	(648)	1,458
Addition of Fair Value of Awards Granted and Vested During Year (1)	—	—	147,552	—	—
Total Adjustments	774,216	(317,831)	673,362	351,479	(71,453)
(1)The fair value of equity component of the CAP calculation was determined in accordance with Item 402(v) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	The Company views the following financial performance measures as the most important to link Compensation Actually
Paid to the PEO and NEOs for fiscal 2025 to Company performance:
•Sales
•Pre-tax income
•Return on shareholders’ equity

Total Shareholder Return Amount	$ 314.11	222.39	231.46	143.07	110.12
Peer Group Total Shareholder Return Amount	189.32	163.12	154.37	126.27	143.94
Net Income (Loss)	$ 35,283,000	$ 37,111,000	$ 63,332,000	$ 54,395,000	$ 35,729,000
Company Selected Measure Amount	0.133	0.123	0.208	0.210	0.169
PEO Name	Robert Ruhlman
Additional 402(v) Disclosure	In 2025, the Company recognized a $7.7 million one‑time, after‑tax charge resulting from the termination of the U.S. Pension Plan.
Measure:: 1
Pay vs Performance Disclosure
Name	Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-tax income
Measure:: 3
Pay vs Performance Disclosure
Name	Return on shareholders’ equity
Non-GAAP Measure Description	(5)Return on shareholders’ equity is the financial performance measure, which, in the Company’s assessment, represents for 2025 the most important performance measure used to link CAP to our PEOs and non-PEO NEOs to the
Company’s performance.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,139,475	$ (1,632,894)	$ 2,693,384	$ 1,724,399	$ (389,041)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,158,435)	(1,970,878)	(2,046,877)	(1,889,622)	(1,920,858)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,302,956	1,526,324	1,544,611	2,660,782	1,729,949
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,435,260	(1,001,174)	2,967,650	1,109,563	(238,088)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	559,694	(187,166)	228,000	(156,324)	39,956
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	774,216	(317,831)	673,362	351,479	(71,453)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(767,416)	(676,176)	(602,998)	(408,213)	(394,581)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	874,797	555,982	458,337	574,805	355,365
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	450,637	(158,297)	533,804	185,535	(33,695)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	147,552	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 216,198	$ (39,340)	$ 136,667	$ (648)	$ 1,458